Proportionately Consolidated Company, Discontinued Operations And Business Combinations	12 Months Ended
Dec. 31, 2011
Proportionately Consolidated Company, Discontinued Operations And Business Combinations [Abstract]
Proportionately Consolidated Company, Discontinued Operations And Business Combinations

NOTE 2—PROPORTIONATELY CONSOLIDATED COMPANY, DISCONTINUED OPERATIONS AND BUSINESS COMBINATIONS:

a.	Proportionately consolidated company

The joint venture, Frontline, an Israeli limited partnership, is owned equally by the Company and Mentor Graphics Development Services (Israel) Ltd. and combines the former CAM operations of both companies.

The Company's wholly-owned subsidiaries market and provide customer support in respect of Frontline's products.

The Company's interest in Frontline is presented in the consolidated financial statements using the proportionate method of consolidation (see note 1b). As a result, the consolidated balance sheets as of December 31, 2011 and 2010, and the consolidated statements of operations and the consolidated cash flow statements for each of the three years in the period ended December 31, 2011, reflect the assets, liabilities, operating results and cash flow components of Frontline on the basis of the Company's percentage of holding.

The following Frontline data is reflected in the Company's consolidated financial statements on the basis of the Company's percentage of holding:

	December 31
	2011	2010
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	2,799	2,708
Property, plant and equipment—net	112	122
Funds in respect of employee rights upon Retirement	603	596

	3,514	3,426

Liabilities:
Current liabilities	553	783
Liability for employee rights upon retirement	935	935

	1,488	1,718

	Year ended December 31
	2011	2010	2009
	$ in thousands
(ii) Operating results data:
Revenues:
Sales of products	8,441	8,582	4,153
Services rendered	5,719	5,065	4,965
Cost of revenues:
Cost of products sold	(56)	(76)	(34)
Cost of services rendered	(1,983)	(1,771)	(1,496)
Research and development costs	(2,827)	(2,622)	(2,091)
Selling, general and administrative expenses	(2,095)	(2,002)	(1,649)
Financial income (expenses)—net	36	(17)	7

Net income before taxes on income	7,235	7,159	3,855

(iii) Cash flow data:

Net cash provided by operating activities	7,153	6,306	4,689

Net cash used in investing activities	(32)	(70)	(18)

As to equity awards to employees of Frontline, see note 9b(iv)D.

b.	Discontinued operations:

(i)	Orbotech Medical Solutions Ltd.

On October 31, 2010, the Company and its subsidiary Orbotech Medical Solutions Ltd. ("OMS") entered into an agreement with General Electric Company ("GE") and a subsidiary of GE pursuant to which the subsidiary of GE acquired the assets of OMS for approximately $9.0 million in cash at closing, and up to an additional $5.0 million in cash, subject to the achievement, which is not dependent on Orbotech, of certain agreed performance-based milestones for a period of five years. At December 31, 2011, the time designated for measurement of the first milestone had not yet arrived. The transaction closed on February 10, 2011. Upon closing, the parties released each other from all mutual claims against one another relating to their business relations. No value was attributed to the disposition of the claims by GE against the Company. Upon closing, the Company recognized an after-tax income of approximately $6.4 million. OMS revenues were $0.8 million in the period from January 1, 2011 to February 10, 2011; and $6.1 million and $3.8 million in 2010 and 2009, respectively. OMS losses net of taxes were $1.0 million in the period from January 1, 2011 to February 10, 2011; and $4.0 million and $3.2 million in 2010 and 2009, respectively. Assets and liabilities of OMS at December 31, 2010 were $6.7 million and $0.9 million, respectively.

(ii)	Orbotech Medical Denmark A/S.

As of December 31, 2010, the Company had committed to a plan to sell Orbotech Medical Denmark A/S ("OMD") by the end of 2011, which was consummated on May 31, 2011, when the management of OMD acquired OMD from the Company for no consideration. OMD revenues were $3.1 million, $5.6 million and $14.5 million in the period from January 1, 2011 to May 31, 2011; and in the years 2010 and 2009, respectively. OMD losses, net of taxes, were $4.0 million, $4.7 million and $0.7 million in the period from January 1, 2011 to May 31, 2011; and in the years 2010 and 2009, respectively. OMD losses in 2010 included impairment of the remaining goodwill, of $0.7 million, and of the remaining other intangible assets of $0.8 million. Assets and liabilities of OMD at December 31, 2010 were $5.6 million and $1.3 million, respectively. The foreign currency translation adjustment in comprehensive income (loss) includes adjustments related to OMD, even though it is presented as 'discontinued operations'.

(iii)	Summarized financial information for the combined discontinued operations is set forth below:

December 31
2010
$ in thousands
Assets:
Cash and cash equivalent	1,356
Account receivable-trade	4,224
Inventories	4,541
Property plant and equipment, net	1,439
Other assets	791

Assets of discontinued operations	12,351

Liabilities-
Accounts payables	1,326
Others	846

2,172

	January 1 through the respective closing dates	Year ended December 31
	2011	2010	2009
	$ in thousands
Operations:
Total revenues	3,924	11,692	18,270

Income (loss) before income tax benefit	1,838	(9,460)	(3,953)
Income tax benefit (expenses)	(475)	743	39

Income (loss) from discontinued operations, net of tax	1,363	(8,717)	(3,914)

Income (loss) per share (basic) from discontinued operations	$0.03	$(0.25)	$(0.11)

Income (loss) per share (diluted) from discontinued operations	$0.03	$(0.25)	$(0.11)

c.	Business combinations:

(i)	Business acquired in 2008

The Company completed its acquisition of Photon Dynamics, Inc. ("PDI"), a leading provider of test and repair systems for the FPD industry (the "PDI Acquisition"), on October 2, 2008 (the "PDI Closing Date"). In connection with the consummation of the PDI Acquisition, on the PDI Closing Date, PDI sold its holding in Salvador Imaging, Inc. to a group of private investors for approximately $3.5 million. The sale agreement included a one time earn-out provision, which resulted in an additional $3.3 million being received by PDI in 2009. This amount was charged to earnings, rather than being recorded as an adjustment of goodwill allocated to the respective acquisition, since the goodwill amount had been fully written off in the fourth quarter of 2008.

(ii)	Business acquired in 2011

On September 26, 2011, Orbograph acquired the assets of CorrectClaimsNow LLC and V MOM LLC, then privately held companies providing services in the field of healthcare revenue cycle management, for a non-material cash amount. This acquisition was accounted for under the purchase price method and, accordingly, the results of operations of the acquired assets have been included in the Software Recognition segment from the date of acquisition.